Significant Accounting Policies	12 Months Ended
Jun. 30, 2025
Significant Accounting Policies [Abstract]
Significant Accounting Policies

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies used in the preparation of these consolidated financial statements.

2.1 Basis of presentation and going concern

The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The consolidated financial statements include the financial statements of the Company and all its majority-owned subsidiaries from the dates they were incorporated. All intercompany balances and transactions have been eliminated on consolidation.

These consolidated financial statements have been prepared on a going concern basis, which assumes that the Company will be able to continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities and commitments in the normal course of business. Management of the Company is satisfied that the Company’s operating profit has provided the Company adequate financial resources to continue in operational existence for the foreseeable future, a period of at least 12 months from the date of this report.

2.2 Basis of consolidation

The Company and its subsidiaries resulting from Reorganization has always been under the common control of the same controlling shareholders before and after the Reorganization. Accordingly, the combination of these entities has been accounted for as a reorganization of entities under common control in accordance with ASC 805 guidelines, whereby the resulting controlling entity, namely, BUUU recognized the assets and liabilities of the Subsidiaries transferred at their carrying amounts with a carry-over basis. The reorganization of entities under common control was retrospectively applied to the financial statements of all prior periods when the financial statements are issued for a period that includes the date the share exchange transaction occurred.

Equity interests in BU Workshop held by parties other than BUUU are presented as non-controlling interests in equity.

2.3 Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the management of the Company to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenue and expenses during the reporting periods. Areas involving significant estimates and assumptions include revenue recognition for contracts, expected credit loss assessment, determination of useful lives of property, plant and equipment, principles of consolidation and reverse recapitalization. Actual results could differ from those estimates. These estimates are reviewed periodically, and as adjustments become necessary, they are reported in earnings in the period in which they become known.

2.4 Foreign currency translation

The reporting currency of the Company is United States Dollar (“USD”) and the accompanying consolidated financial statements have been expressed in “$”. The Company’s operating subsidiaries are based in Hong Kong, with its books and records maintained in its local currency, the Hong Kong Dollar (“HKD”), which is the functional currency as being the primary currency of the economic environment in which their operations are conducted. In general, for consolidation purposes, assets and liabilities of its subsidiaries whose functional currency is not USD are translated into USD, in accordance with ASC Topic 830-30, “Translation of Financial Statement”, using the exchange rate on the balance sheet date. Shareholders’ equity is translated using the historical rates and adjustments resulting from the translation, if any, are included in accumulated other comprehensive income or loss. Revenue and expenses are translated at average rates prevailing during the years. The gains and losses resulting from the translation of financial statements of foreign subsidiaries are recorded as a separate component of accumulated other comprehensive income within the statements of changes in shareholders’ equity.

The currency exchange rates were utilized as follows:

	2025	2024	2023
Year-end HKD exchange rate	0.1274	0.1281	0.1276
Annual average HKD exchange rate	0.1284	0.1279	0.1276

2.5 Cash and cash equivalents

The Company considers all highly liquid investments purchased with original maturities of three months or less to be cash equivalents. As of June 30, 2025 and 2024, substantially all the Company’s cash and cash equivalents were deposited with financial institutions with high credit ratings and quality.

2.6 Deposits, prepayments and other current assets

Deposits, prepayments and other current assets primarily consists of advances to suppliers for purchasing furniture and decor, rental deposits made to the landlord, prepaid expenses and other receivables. Deposits, prepayments and other current assets are classified as either current or non-current based on the terms of the respective agreements. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired.

2.7 Trade receivables

Trade receivables are recorded at the invoiced amount less expected credit losses as needed.

To estimate expected credit losses, the Company has identified the relevant risk characteristics of its customers and considers past collection experience, current economic conditions, and expected future economic conditions. The Company did not record provision for expected credit losses for the years ended June 30, 2025, and 2024.

2.8 Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and accumulated impairment losses. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Maintenance and repairs are charged to general administrative expenses; major additions to improve service potential or extend economic life are capitalized.

Depreciation of property, plant and equipment is computed using the straight-line method over the estimated useful lives of the assets with no residual value. The estimated useful lives are as follows:

Useful life
Motor vehicles	5 years
Furniture and fixtures	4 years
Computer equipments	4 years
Leasehold improvements	Shorter of useful life or remaining lease term

2.9 Impairment of Long-Lived Assets

The Company tests its long-lived assets for impairment at least annually and whenever events or circumstances change that indicate impairment may have occurred. A significant amount of judgment is involved in determining if an indicator of impairment has occurred. Such indicators may include, among others and without limitation: a significant decline in the Company’s expected future cash flows; a significant adverse change in legal factors or in the business climate of the Company’s operations; unanticipated competition; and slower growth rates. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of the impairment loss (if any). Where it is not possible to estimate the recoverable amount of an individual asset, the Company estimates the recoverable amount of the cash-generating unit to which the asset belongs.

2.10 Life insurance policies

In September 2022 and February 2023, the Company purchased two life insurance policies (the “policies”) on a director that the Company is the policyholder and are recorded at the amount that can be realized under the insurance contracts at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement. The Company may terminate the policies at any time and receive the cash surrender value at the date of withdrawal calculated by the insurance company. The gain or loss related to the change in cash value of these life insurance policies at the balance sheet date is recorded as other income under the Company’s consolidated statements of operations.

As of June 30, 2025 and 2024, the cash surrender values of the life insurance policies of $55,587 and $55,884 were measured at fair value (Note 2.13) and classified as non-current assets.

2.11 Leases

The Company leases all the office space, warehouse and motor vehicles to conduct the business. Leases are classified as either finance leases or operating leases. A lease is classified as a finance lease if any one of the following criteria is met: the lease transfers ownership of the asset by the end of the lease term, the lease contains an option to purchase the asset that is reasonably certain to be exercised, the lease term is for a major part of the remaining useful life of the asset or the present value of the lease payments equals or exceeds substantially all of the fair value of the asset. A lease is classified as an operating lease if it does not meet any one of these criteria. The Company’s operating leases are comprised of office space and warehouse leases, and finance leases are comprised of motor vehicles.

The Company recognizes a lease liability and a right-of-use (“ROU”) asset at the commencement date of a lease. A lease liability is initially measured as the Company’s obligation for the future fixed lease payments that will be made over the lease term, measured on a discounted basis. An ROU asset is an asset that represents the Company’s right to use or control the use of specified assets for the lease term. The lease term includes periods for which it’s reasonably certain that the renewal options will be exercised and periods for which it’s reasonably certain that the termination options will not be exercised. The future fixed lease payments are discounted using the rate implicit in the lease. If the rate implicit in the leases is not readily determinable, the lessee should use the incremental borrowing rate as the discount rate, which approximates the interest rate at which the lessee could borrow on a collateralized basis with similar terms and payments and in similar economic environments. The Company elected not to recognize any leases with lease terms of 12 months or less at the commencement date in the consolidated balance sheets.

The ROU asset is subsequently measured at the amount of the lease liability with adjustments, if applicable. The Company will evaluate the carrying value of ROU assets if there are indicators of impairment and review the recoverability of the related asset group. If the carrying value of the asset group is determined to not be recoverable and is in excess of the estimated fair value, the Company will record an impairment loss in other expenses in the consolidated statements of operations.

Operating leases are included in operating lease ROU assets and operating lease liabilities in the consolidated balance sheets. Operating lease liabilities that become due within one year of the balance sheet date are classified as current portion of operating lease liabilities. Finance leases are included in motor vehicles and finance lease liabilities in the consolidated balance sheets. Finance lease liabilities that become due within one year of the balance sheet date are classified as current portion of finance lease liabilities.

Lease expense for operating leases consists of the fixed lease payments recognized on a straight-line basis over the lease term. Lease expense for finance leases consists of the amortization of the right-of-use asset over the shorter of the lease term or useful life of the underlying asset. Interest accretion on the finance lease liabilities is recorded as finance costs. For both operating and finance leases, lease expense related to variable payments is recognized as incurred based on performance or usage in accordance with the contractual agreements.

2.12 Trade payables, other payables and accruals

Trade payables, other payables and accruals are liabilities for unpaid goods and services provided to the Company prior to the end of each reporting period. They are recognized initially at their fair value and subsequently measured at amortized cost using the effective interest method. They are classified as current liabilities if payment is due within one year or less. If not, they are presented as non-current liabilities.

2.13 Fair value measurements

The Company uses a three-tier fair value hierarchy to classify and disclose all assets and liabilities measured at fair value on a recurring basis, as well as assets and liabilities measured at fair value on a non-recurring basis, in periods subsequent to their initial measurement. The hierarchy requires the Company to use observable inputs when available and to minimize the use of unobservable inputs when determining fair value. The three tiers are defined as follows:

●	Level 1 — Observable inputs that reflect quoted market prices (unadjusted) for identical assets or liabilities in active markets;

●	Level 2 — Observable inputs other than quoted prices in active markets that are observable either directly or indirectly in the marketplace for identical or similar assets and liabilities; and

●	Level 3 — Unobservable inputs that are supported by little or no market data, which require the Company to develop its own assumptions.

The cash surrender value of life insurance policies is classified as Level 2. The value was determined by inputs that are readily available in a public market or can be derived from information available in publicly quoted markets. These inputs include the underwriting insurance company’s valuation models, which take into account the passage of time, mortality tables, interest rates, cash values for paid-up additions and dividend accumulations. The cash surrender value represents the guaranteed value the Company would receive upon surrender of these policies held on a director as of June 30, 2025 and 2024. The fair value of the life insurance policies is marked to market at each reporting period and any changes in fair value is reflected in the consolidated statements of operations for that period.

The carrying values of the Company’s financial instruments, including cash, trade receivables, deposits, prepayments and other assets, trade payables, other payables and accruals, amounts due from/to related parties, approximate their fair values as of June 30, 2025 and 2024 due to the short-term nature of these instruments.

2.14 Revenue from contracts with customers

The Company adopts Accounting Standards Update (“ASU”) 2014-09, Revenue from Contracts with Customers (ASC Topic 606) for all periods presented and determines revenue recognition by applying the following five-step model:

●	Identification of the contract, or contracts, with a customer;

●	Identification of the performance obligations in the contract;

●	Determination of the transaction price;

●	Allocation of the transaction price to the performance obligations in the contract; and

●	Recognition of revenue when, or as, the Company satisfies a performance obligation.

Segment reporting

In accordance with ASC 280, Segment Reporting, the Company is required to report financial and descriptive information about its reportable segments. Reportable segments are operating segments or aggregations of operating segments that meet specific quantitative thresholds. The identification of operating segments is based on the internal reporting used by the Chief Operating Decision Maker (“CODM”) to assess performance and allocate resources.

The Company has determined that it operates as a single operating and reportable segment. This conclusion is based on the following considerations:

●	The Company is managed as a single business, with a single set of operating metrics used to assess performance and allocate resources;

●	The CODM, who is the Company’s Chief Executive Officer, reviews consolidated financial information to make operational and strategic decisions;

●	The nature of the products and services, customer base, and methods of distribution are consistent across the business.

The CODM uses revenue to evaluate segment performance and allocate resources.

The following table identifies the disaggregation of the Company’s revenue for the years ended June 30, 2025, 2024 and 2023, respectively:

	For the years ended June 30,
Service Type	2025	Percentage of Total revenue (in %)	2024	Percentage of Total revenue (in %)	2023	Percentage of Total revenue (in %)
Event management services	$5,276,924	83.4	$4,681,586	80.5	$2,554,480	72.2
Stage production services	1,051,501	16.6	1,130,618	19.5	984,493	27.8
Total	$6,328,425	100.0	$5,812,204	100.0	$3,538,973	100.0

During the years ended June 30, 2025, 2024 and 2023, all revenue was generated from Hong Kong and from third parties.

Event management services

The Company provides customized event management services upon requests from its customers in exchange for a fixed transaction price. The service generally entail design, logistics, layout of events and coordination and supervision of the actual event set-up and implementation. These services are not distinct within the context of the contracts and are considered as a single performance obligation.

The Company recognizes revenue that are satisfied over time by measuring the progress toward complete satisfaction of the performance obligation using a single method of measuring progress which depicts the performance in transferring control of the associated goods or services to the customers. The Company uses input methods to measure the progress toward the complete satisfaction of performance obligations satisfied over time. Significant management judgment is required in determining the level of effort required under an arrangement and the period over which the Company is expected to complete the performance obligations under an arrangement. At each reporting period, the Company measures the progress based on the budgeting and costing systems and estimates the proportion of service rendered based on the ratio of costs incurred to estimated total costs.

Stage production services

Apart from the event management services, the Company also provides stage production services, including sales of furniture pieces, essential decor items, stage equipment and the corresponding installation service to its customers. The transaction price is fixed. The Company recognizes revenues from stage production services at a point of time when the goods are delivered to the customer.

Contract balances

Contract assets

The Company recognizes a contract asset when revenue is recognized in advance of invoicing on a customer contract, unless the right to payment for that revenue is unconditional (i.e. requiring no further performance and only the passage of time). If a right to payment is determined to meet the criteria to be considered ‘unconditional’, then the Company will recognize a trade receivable. As of June 30, 2025 and 2024 the balances of contract asset amounted to $571,982 and $37,012, respectively.

Contract liability

The Company presents the consideration that a customer pays before the Company transfers the service to the customer as a contract liability (advance from customers) when the payment is made. An advance from customers is the Company’s obligation to transfer services to a customer for which the Company has received consideration from the customer. As of June 30, 2025, and 2024, the balances of advance from customers amounted to $21,212 and $21,910, respectively. For the years ended June 30, 2025 and 2024, $21,910 and $23,053 of revenue recognized was included in the Company’s advance from customers’ balance as of June 30, 2024 and 2023, respectively. The Company expects to recognize June 30, 2025 advance from customers’ balance of $21,212 in revenue over the next twelve months.

Contract costs

The Company applies the practical expedient in ASC Topic 606 that permits the recognition of incremental costs of obtaining contracts as an expense when incurred if the amortization period of such costs is one year or less. These costs are included in cost of revenue.

2.15 Cost of revenue

Cost of revenue is recognized when incurred. Cost of revenue consists primarily of subcontracting costs associated with the tasks outsourced to a subcontractor to fulfill the Company’s revenue contracts and staff costs incurred that are directly attributable to the revenue-generating services to clients.

2.16 Income Taxes

The Company accounts for income taxes in accordance with ASC 740 “Income Taxes”.

Current taxes are the expected tax receivable or payable on the taxable income or loss for the current period, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax receivable or payable in respect of previous years. Deferred taxes are recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The Company conducts business activities and is subject to taxes in Hong Kong. The Company files tax returns in Hong Kong and is subject to examination by the Hong Kong tax authority.

Deferred tax assets and liabilities are recognized for the future tax consequences of transactions that have been recognized in the Company’s financial statements or tax returns. A valuation allowance is provided when it is more likely than not that some portion, or all, of the deferred tax asset will not be realized.

Deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences, to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized. The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. The Company’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law.

Deferred taxes are not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future.

2.17 Earnings per share (“EPS”)

Basic EPS is calculated by dividing the net income attributable to ordinary equity holders by the weighted average number of ordinary shares outstanding during the year. Diluted EPS is calculated by using the weighted average number of ordinary shares outstanding adjusted to include the potentially dilutive effect of ordinary shares outstanding during the year using the treasury stock method and as if converted method, unless their inclusion in the calculation is anti-dilutive.

2.18 Non-controlling interests

A non-controlling interest in a subsidiary of the Company represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity on the consolidated balance sheets and net income and other comprehensive income attributable to non-controlling shareholders are presented as a separate component on the consolidated statements of operations.

2.19 Related Parties

The Company follows ASC 850, “Related Party Disclosures,” for the identification of related parties and disclosure of related party transactions and balances. Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence, such as a family member or relative, shareholder, or a related corporation.

2.20 Commitments and Contingencies

In the normal course of business, the Company is subject to loss contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters, including, among others, government investigations and tax matters. In accordance with ASC No. 450-20, “Loss Contingencies”, the Company will record accruals for such loss contingencies when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated.

In the opinion of the management of the Company, there were no pending or threatened claims and litigation as of June 30, 2025, and through the date of this report.

2.21 Deferred IPO costs

Deferred IPO costs consist primarily of direct expenses paid to attorneys, consultants, underwriters, and other parties related to the Company’s IPO. Pursuant to ASC 340-10-S99-1, IPO costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the initial public offering as a reduction of capital.

2.22 Recent Accounting Pronouncements

In June 2022, the FASB issued ASU 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”, which clarifies that contractual sale restrictions are not considered in measuring fair value of equity securities and requires additional disclosures for equity securities subject to contractual sale restrictions. The standard is effective for public companies for fiscal years beginning after December 15, 2023. Early adoption is permitted. The Company adopted the ASU on July 1, 2024. The additional required disclosures did not have a material impact on our consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting—Improvements to Reportable Segment Disclosures (Topic 280). The standard requires incremental disclosures related to reportable segments, including disaggregated expense information and the title and position of the company’s chief operating decision maker (“CODM”), as identified for purposes of segment determination. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Entities must adopt the changes to the segment reporting guidance on a retrospective basis. The Company adopted the ASU on July 1, 2024. The additional required disclosures did not have a material impact on our consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (ASU 2023-09), which requires disclosure of incremental income tax information within the rate reconciliation and expanded disclosures of income taxes paid, among other disclosure requirements. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company’s management does not believe the adoption of ASU 2023-09 will have a material impact on its consolidated financial statements and disclosures.

In November 2024, the FASB issued ASU no. 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosure (Subtopic 220-40). The amendments in this update enhance disclosures about a public business entity’s expense and provide more detailed information about the types of expenses included in certain notes in the consolidated financial statements. ASU no. 2024-03 is effective for annual periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption permitted. The amendments may be applied prospectively to reporting periods after the effective date or retrospectively to all periods presented in the consolidated financial statements. The Company’s management is currently evaluating any new disclosures that may be required upon adoption of ASU 2024-03.

In May 2025, the FASB issued ASU No. 2025-03, Business Combinations (Topic 805) and Consolidation (Topic 810): Accounting Acquirer in a Business Combination Involving a Variable Interest Entity. This ASU clarifies that when a business that is a VIE is acquired primarily with equity interests, the determination of the accounting acquirer should follow ASC 805 rather than defaulting to the primary beneficiary under ASC 810. The standard is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. The Company’s management is currently evaluating the impact of adopting this ASU 2025-03 on its consolidated financial statements.

In May 2025, the FASB issued ASU No. 2025-04, Compensation—Stock Compensation (Topic 718) and Revenue from Contracts with Customers (Topic 606): Clarifications to Share-Based Consideration Payable to a Customer. This ASU clarifies how entities account for share-based consideration payable to a customer. The ASU requires customer awards with vesting conditions tied to purchases to be treated as performance conditions, eliminates the forfeiture policy election, and states that the variable consideration constraint under ASC 606 does not apply to these awards. The standard is effective for annual periods beginning after December 15, 2026, with early adoption permitted. The Company’s management is currently evaluating the impact of adopting this ASU 2025-04 on its consolidated financial statements.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This ASU provides a practical expedient for all entities related to the estimation of expected credit losses for current accounts receivable and current contract assets that arise from transactions accounted for under Topic 606. The standard is effective for annual periods beginning after December 15, 2025. Early adoption of ASU 2025-05 is permitted and should be applied prospectively. The Company’s management is currently evaluating the impact of adopting this ASU 2025-05 on its consolidated financial statements.

Except for the above-mentioned pronouncements, there are no new recent issued accounting standards that will have a material impact on the consolidated financial position, statements of operations and cash flows.